Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	12.31.2024	12.31.2023
Concession agreement – distribution of electricity (16.1)	9,788,358	8,317,327
Generation concession agreements/ authorization (16.2)	6,775,081	2,801,702
Others (16.3)	60,171	51,060
	16,623,610	11,170,089

Schedule of changes in intangible assets

	Intangible asset in service	Special liabilities in service	Total
Balance as of January 1, 2023	10,033,251	(2,775,424)	7,257,827
Transfers from contract assets (Note 10.1)	1,888,949	(273,071)	1,615,878
Other transfers	3	—	3
Amortization quotas - concession (a)	(641,536)	163,877	(477,659)
Write-offs or disposal	(78,722)	—	(78,722)
Balance as of December 31, 2023	11,201,945	(2,884,618)	8,317,327
Transfers from contract assets (Note 10.1)	2,303,950	(200,428)	2,103,522
Transfers to other receivables	15	—	15
Amortization quotas – concession (a)	(732,351)	175,489	(556,862)
Write-offs or disposal	(75,644)	—	(75,644)
Balance as of December 31, 2024	12,697,915	(2,909,557)	9,788,358

(a) Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.

Schedule of generation concession agreements

	Concession contract (a)		Concession and authorization rights/goodwill	Total
	in service	in progress
Balance as of January 1, 2023	1,530,777	—	721,838	2,252,615
Effect of acquisition of control	—	—	614,958	614,958
Technical goodw ill arising from the business combination	—	—	204,443	204,443
ANEEL grant - use of public property	—	894	—	894
Amortization quotas - concession and authorization (a)	(228,513)	—	(42,695)	(271,208)
Capitalizations for intangible in service	894	(894)	—	—
Balance as of December 31, 2023	1,303,158	—	1,498,544	2,801,702
Grant Bonus (Note 1)	4,073,915	—	—	4,073,915
ANEEL grant – use of public property (Note 1)	205,201	—	—	205,201
Amortization quotas – concession and authorization (a)	(230,680)	—	(44,383)	(275,063)
(-) Reclassification (b)	(30,674)	—	—	(30,674)
Balance as of December 31, 2024	5,320,920	—	1,454,161	6,775,081
(a) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.
(b) Reclassification to Assets classified as held for sale (Note 37).

Schedule of piped gas distribution service concession
Schedule of other intangible assets

	In service	In progress	Total
Balance as of January 1, 2023	12,848	28,330	41,178
Effect of business combination	4	—	4
Acquisitions	37	13,351	13,388
Transfers from property, plant and equipment	4,570	—	4,570
Capitalizations for intangible in service	14,555	(14,555)	—
Amortization quotas (a)	(8,040)	—	(8,040)
Write-offs or disposal	—	(6)	(6)
(-) Reclassification (b)	(34)	—	(34)
Balance as of December 31, 2023	23,940	27,120	51,060
Acquisitions	—	24,371	24,371
Transfers from property, plant and equipment	—	(3,339)	(3,339)
Transfers from contract assets	—	52	52
Capitalizations for intangible in service	10,929	(10,929)	—
Amortization quotas (a)	(8,720)	—	(8,720)
Write-offs or disposal	—	(539)	(539)
(-) Reclassification (b)	(277)	(2,437)	(2,714)
Balance as of December 31, 2024	25,872	34,299	60,171
(a) Annual amortization rate: 20%.
(b) Reclassification to Assets classified as held for sale (Note 37).